Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Trade And Unbilled Receivables, Net
TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2013	2012
Receivables (1)	$572,398	$454,641
Unbilled receivables	257,964	242,616
Less – allowance for doubtful accounts	(7,117)	(9,128)
	$823,245	$688,129

(1) Includes receivables due from affiliated companies	$55,301	$20,623

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable include claims on items that the Company believes are earned, but are subject to uncertainty concerning determination of their ultimate realization. Such amounts were not material as of the balance sheet date. Trade receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2014.

Short and long-term receivables and unbilled receivables include receivables due from IMOD in the aggregate amounts of $502,378 and $417,536, as of December 31, 2013 and 2012, respectively.

As for long-term trade and unbilled receivables – see Note 7.